Long-Term Investments (Tables)	12 Months Ended
Dec. 31, 2021
Investments, Debt and Equity Securities [Abstract]
Schedule of long-term investments
	As of December 31,
	2020	2021
	RMB	RMB
Equity method investments:
Youxiang City Hebei Real Estate Development and Operation Co., Ltd. (“Youxiang City”)(a)	603	—
Other equity method investments(b)	6,856	6,929

Equity securities without readily determinable fair values investments:
Green fire Decoration Engineering (Beijing) Co., Ltd. (Green Fire)(c)	—	13,821
Other equity securities without readily determinable fair values investments (d)	14,651	15,910
Less: impairment loss on long-term investments	(13,059)	(14,429)
Total	9,051	22,231

(a)      In July 2017, the Group signed an agreement with Youxiang City to invest RMB 9,000 in Youxiang City, a company focusing on real estate development and operation, for 30% equity interests. The Group paid RMB 3,000 in July 2017. In October 2020, Youxiang City reduced the registered paid-in capital to RMB 900 and returned the RMB 2,100 to the Group. In July 28, 2021, the Group signed an agreement to dispose Youxiang City to Youxiang Chuangzhi (Beijing) Technology Service Co., Ltd., which is the Group’s related party under common control. There was no gain or loss from the disposal of the Youxiang City.

(b)      The Group accounts for these investments by using equity method because the Group has the ability to exercise significant influence but does not have control over the Group has the ability to exercise significant influence but does not have control over the investees. The Group recognized gain or loss according to its equity interest percentage in these investees. In addition, the impairment recognized for other equity method investments were RMB 6,303, RMB 3,460 and RMB 471 for the years ended December 31, 2019, 2020 and 2021.

(c)      In March 2021, the Group invested RMB 13,821 in cash in Green fire, a decoration and material sales Company, for 10% equity interests. As the Group does not have the ability to exercise significant influence over the investee, the investment was accounted for by using equity securities without readily determinable fair value as of December 31, 2021. The 10% equity interest was frozen in relation to a legal case regarding a lease of property.

(d)      The balance represents equity securities without readily determinable fair values for Group does not have the ability to exercise significant influence over the investees relating to a cost method investment. For the years ended December 31, 2019, 2020 and 2021, the Group recorded impairment losses of RMB31,150, RMB6,600 and RMB 900 to other equity securities without readily determinable fair value, respectively as the Group believes the carrying value of the investments were no longer recoverable. Among the total RMB 15,910 equity securities without readily determinable fair values investments, RMB 1,700 related to 4 long-term investments were frozen in relation to a legal case regarding a lease of property.